Provisions - Summary of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	$ 5,142	$ 3,935
Additional provision in the year	7,877	1,418
Transfer from trade and other payables	2,182
Release of provision in the year	(815)
Foreign exchange	(924)	(211)
Provisions, Ending balance	13,462	5,142
Dilapidations Provision
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	2,165	1,834
Additional provision in the year	1,263	406
Release of provision in the year	(815)
Foreign exchange	(98)	(75)
Provisions, Ending balance	2,515	2,165
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	2,977	2,101
Additional provision in the year	6,614	1,012
Transfer from trade and other payables	2,182
Foreign exchange	(826)	(136)
Provisions, Ending balance	$ 10,947	$ 2,977